Concentration of Credit Risks (Tables)	12 Months Ended
Dec. 31, 2013
Committed Charter Income	The committed charter income is as follows:

2014:	$87,180,374
2015:	$30,740,750
2016:	$27,118,250
2017:	$18,177,000
2018:	$18,177,000